Post-retirement benefits - Effect of change in significant actuarial assumptions (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) plan country	Dec. 31, 2016 USD ($)
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Actuarial assumption increase (as a percent)	0.50%	0.50%
Actuarial assumption decrease (as a percent)	0.50%	0.50%
Pension schemes within UK, the US and Sweden
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Number of main defined benefit pension obligation countries | country	3
Three main country defined benefit plans
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Number of main defined benefit pension obligation countries | plan	3
Discount rate
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation	$ 860	$ 781
Effect of decrease in actuarial assumption on defined benefit pension obligation	(972)	(975)
Discount rate | UK defined benefit plans
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation	618	546
Effect of decrease in actuarial assumption on defined benefit pension obligation	(703)	(712)
Discount rate | US defined benefit plans
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation	95	107
Effect of decrease in actuarial assumption on defined benefit pension obligation	(101)	(114)
Discount rate | Sweden defined benefit plans
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation	147	128
Effect of decrease in actuarial assumption on defined benefit pension obligation	$ (168)	$ (149)
Inflation rate
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Actuarial assumption increase (as a percent)	0.50%	0.50%
Effect of increase in actuarial assumption on defined benefit pension obligation	$ (691)	$ (669)
Actuarial assumption decrease (as a percent)	0.50%	0.50%
Effect of decrease in actuarial assumption on defined benefit pension obligation	$ 641	$ 625
Inflation rate | UK defined benefit plans
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation	(526)	(510)
Effect of decrease in actuarial assumption on defined benefit pension obligation	495	486
Inflation rate | US defined benefit plans
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation		(12)
Effect of decrease in actuarial assumption on defined benefit pension obligation		12
Inflation rate | Sweden defined benefit plans
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation	(165)	(147)
Effect of decrease in actuarial assumption on defined benefit pension obligation	$ 146	$ 127
Rate of increase in salaries
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Actuarial assumption increase (as a percent)	0.50%	0.50%
Effect of increase in actuarial assumption on defined benefit pension obligation	$ (51)	$ (42)
Actuarial assumption decrease (as a percent)	0.50%	0.50%
Effect of decrease in actuarial assumption on defined benefit pension obligation	$ 47	$ 39
Rate of increase in salaries | US defined benefit plans
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation		(9)
Effect of decrease in actuarial assumption on defined benefit pension obligation		9
Rate of increase in salaries | Sweden defined benefit plans
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation	(51)	(33)
Effect of decrease in actuarial assumption on defined benefit pension obligation	$ 47	$ 30
Mortality rate
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Actuarial assumption increase	1 year	1 year
Effect of increase in actuarial assumption on defined benefit pension obligation	$ (426)	$ (384)
Actuarial assumption decrease	1 year	1 year
Effect of decrease in actuarial assumption on defined benefit pension obligation	$ 428	$ 377
Mortality rate | UK defined benefit plans
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation	(337)	(300)
Effect of decrease in actuarial assumption on defined benefit pension obligation	337	292
Mortality rate | UK defined benefit plans | Longevity swap
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation, covered by longevity swap		244
Effect of decrease in actuarial assumption on defined benefit pension obligation, covered by longevity swap		236
Mortality rate | US defined benefit plans
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation	(26)	(27)
Effect of decrease in actuarial assumption on defined benefit pension obligation	27	28
Mortality rate | Sweden defined benefit plans
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation	(63)	(57)
Effect of decrease in actuarial assumption on defined benefit pension obligation	$ 64	$ 57